Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CHF (SFr) shares	Dec. 31, 2013 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 2,372,000,000		SFr 2,392,000,000	SFr 2,242,000,000
Total shares delivered
Total shares delivered (in shares) | shares	44.4	44.4	37.1	33.7
Minimum total compensation of certain employees to whom share awards are granted	SFr 250,000	$ 250,000
Moratorium period on early retirement, determined from grant date (in years)	2 years	2 years
Discontinued operations
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 0		SFr (8,000,000)	SFr (21,000,000)
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	2,000,000		7,000,000	77,000,000
Adjustable Performance Plan cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	4,000,000
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	39,000,000		92,000,000	145,000,000
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	414,000,000		404,000,000	434,000,000
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	34,000,000		87,000,000	93,000,000
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	22,000,000		36,000,000	37,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	430,000,000		214,000,000
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	16,000,000		13,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	563,000,000		611,000,000	590,000,000
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	852,000,000		939,000,000	814,000,000
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		(3,000,000)	41,000,000
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	(3,000,000)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	31,000,000
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation	2,351,000,000		2,376,000,000	2,216,000,000
Bank | Discontinued operations
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		(8,000,000)	(21,000,000)
Bank | 2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	2,000,000		7,000,000	77,000,000
Bank | Adjustable Performance Plan cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	4,000,000
Bank | Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	39,000,000		92,000,000	145,000,000
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	398,000,000		394,000,000	430,000,000
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	34,000,000		87,000,000	93,000,000
Bank | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	22,000,000		36,000,000	37,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	429,000,000		213,000,000
Bank | Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	16,000,000		13,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 562,000,000		SFr 610,000,000	SFr 580,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	43.8	43.8	36.5	32.6
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 849,000,000		SFr 935,000,000	SFr 806,000,000
Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		(3,000,000)	38,000,000
Bank | Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	(3,000,000)
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 0		SFr 0	SFr 30,000,000